Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, total	$ 224,454	[1]	$ 205,526	[1]
Less: current maturities	245		31,781
Long-term debt noncurrent	224,209		173,745
U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	Libor +1.35-1.7%	[1]
Long-term Debt, total	223,754	[1]	174,381	[1]
GBP | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	Libor + 1.11-3.28%	[1]
Long-term Debt, total	0	[1]	29,917	[1]
Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	Libor + 1.25-3.28	[1]
Long-term Debt, total	$ 700	[1]	$ 1,228	[1]
Maximum | U.S. Dollars
Debt Instrument [Line Items]
Interest percentage spread	0.35%
Maximum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	1.70%
Maximum | GBP | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	3.28%
Maximum | Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	3.28%
Minimum | U.S. Dollars
Debt Instrument [Line Items]
Interest percentage spread	0.17%
Minimum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	2 years
Interest percentage spread	1.35%
Minimum | GBP | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	1 year
Interest percentage spread	1.11%
Minimum | Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	1 year
Interest percentage spread	1.25%

[1]	For covenants see Note 20(F).